Small-Cap Value Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 97.21%
Communication Services - 0.89%
Cars.com, Inc.* 51,100 $ 662,256
Gray Television, Inc. 46,200 850,080
1,512,336
Consumer Discretionary - 13.66%
Adient PLC* 11,400 503,880
At Home Group, Inc.* 20,300 582,610
Caleres , Inc. 107,200 2,336,960
Chico's FAS, Inc.* 262,100 867,551
Dine Brands Global, Inc.+ 9,700 873,291
G-III Apparel Group, Ltd.*+ 56,600 1,705,924
Hibbett Sports, Inc.* 18,500 1,274,465
Hooker Furniture Corp. 42,200 1,538,612
Houghton Mifflin Harcourt
Co.*+ 220,800 1,682,496
Lithia Motors, Inc., Class A 1,100 429,099
Meritage Homes Corp.* 3,900 358,488
Michaels Cos., Inc. (The)* 85,400 1,873,676
Modine Manufacturing Co.* 83,200 1,228,864
ODP Corp. (The)*+ 15,430 667,965
Quotient Technology, Inc.* 124,100 2,027,794
Sleep Number Corp.*+ 6,700 961,383
Tenneco, Inc., Class A* 218,900 2,346,608
Tupperware Brands Corp.* 72,500 1,914,725
23,174,391
Consumer Staples - 6.25%
Darling Ingredients, Inc.* 14,900 1,096,342
Ingles Markets, Inc.,
Class A 12,500 770,625
Rite Aid Corp.*+ 123,800 2,532,948
SpartanNash Co.+ 117,400 2,304,562
United Natural Foods,
Inc.*+ 73,800 2,430,972
Weis Markets, Inc.+ 26,200 1,480,824
10,616,273
Energy - 8.53%
Antero Resources Corp.* 107,900 1,100,580
CONSOL Energy, Inc.* 171,600 1,667,952
Dorian LPG, Ltd.* 102,900 1,351,077
Nabors Industries, Ltd.+ 17,600 1,644,720
Peabody Energy Corp.*+ 784,500 2,400,570
SM Energy Co. 88,600 1,450,382
Uranium Energy Corp.*+ 631,900 1,807,234
Whiting Petroleum Corp.* 68,300 2,421,235
World Fuel Services Corp. 17,900 630,080
14,473,830
Industry Company Shares Value
Financials - 23.66%
Amalgamated Financial
Corp. 22,400 $ 371,616
A-Mark Precious Metals,
Inc. 65,700 2,365,200
Artisan Partners Asset
Management, Inc.,
Class A 12,100 631,257
Axos Financial, Inc.* 30,100 1,415,001
Banner Corp. 19,300 1,029,269
Berkshire Hills Bancorp,
Inc. 56,400 1,258,848
Cadence BanCorp 50,200 1,040,646
Columbia Financial, Inc.*+ 33,500 585,580
Cowen, Inc., Class A 61,800 2,172,270
Enova International, Inc.* 50,300 1,784,644
Enstar Group, Ltd.* 3,800 937,574
Essent Group, Ltd. 10,900 517,641
EZCORP, Inc., Class A* 423,800 2,106,286
Federated Hermes, Inc. 23,600 738,680
First BanCorp Puerto Rico 149,600 1,684,496
Green Dot Corp., Class A* 17,000 778,430
Hannon Armstrong
Sustainable
Infrastructure Capital,
Inc.+ 20,500 1,150,050
HarborOne Bancorp, Inc. 182,300 2,455,581
Kearny Financial Corp. 174,800 2,111,584
National Bank Holdings
Corp., Class A 27,000 1,071,360
National Western Life
Group, Inc., Class A 3,700 921,300
NMI Holdings, Inc.,
Class A* 40,900 966,876
Piper Sandler Cos. 5,700 625,005
PROG Holdings, Inc.* 23,700 1,025,973
Provident Bancorp, Inc. 58,300 839,520
Selective Insurance Group,
Inc. 9,600 696,384
Stewart Information
Services Corp. 20,400 1,061,412
Stifel Financial Corp. 10,800 691,848
TriCo Bancshares 20,900 990,033
Triumph Bancorp, Inc.* 29,900 2,313,961
Walker & Dunlop, Inc. 2,600 267,124
Waterstone Financial, Inc. 103,600 2,115,512
Westamerica BanCorp 22,700 1,425,106
40,146,067
Health Care - 9.86%
Aspira Women's Health,
Inc.*+ 349,500 2,359,125

Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)
2
Showing percentage of net assets as of March 31, 2021
Quarterly Report | March 31, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Brookdale Senior Living,
Inc.* 133,400 $ 807,070
CASI Pharmaceuticals,
Inc.* 630,002 1,512,005
Community Health
Systems, Inc.* 199,400 2,695,888
Five Star Senior Living,
Inc.* 38,300 234,396
HealthStream , Inc.* 14,700 328,398
Lannett Co., Inc.*+ 101,500 535,920
LeMaitre Vascular, Inc.+ 15,300 746,334
Milestone Scientific, Inc.*+ 484,000 1,727,880
Owens & Minor, Inc. 63,700 2,394,483
Triple-S Management
Corp., Class B* 94,100 2,449,423
VolitionRX , Ltd.*+ 251,600 951,048
16,741,970
Industrials - 15.25%
ABM Industries, Inc. 12,300 627,423
Applied Industrial
Technologies, Inc. 5,600 510,552
ArcBest Corp. 7,000 492,590
Arcosa , Inc. 9,600 624,864
Atlas Air Worldwide
Holdings, Inc.* 29,800 1,801,112
Boise Cascade Co. 12,400 741,892
Builders FirstSource , Inc.* 12,900 598,173
DXP Enterprises, Inc.* 40,300 1,215,851
Gibraltar Industries, Inc.* 16,700 1,528,217
GMS, Inc.* 13,900 580,325
Kelly Services, Inc.,
Class A* 57,300 1,276,071
Manitowoc Co., Inc. (The)* 83,000 1,711,460
Matthews International
Corp., Class A 39,400 1,558,270
Mistras Group, Inc.* 117,600 1,341,816
MRC Global, Inc.* 112,500 1,015,875
Pitney Bowes, Inc. 103,800 855,312
Primoris Services Corp. 20,700 685,791
Quad/Graphics, Inc. 507,500 1,791,475
TrueBlue , Inc.* 111,200 2,448,624
US Xpress Enterprises,
Inc., Class A* 143,000 1,680,250
Veritiv Corp.* 65,600 2,790,624
25,876,567
Information Technology - 3.40%
Amkor Technology, Inc. 36,100 855,931
Conduent , Inc.* 189,400 1,261,404
Industry Company Shares Value
Information Technology (continued)
MoneyGram International,
Inc.* 230,500 $ 1,514,385
PC Connection, Inc.+ 6,200 287,618
Sanmina Corp.* 30,400 1,257,952
Sykes Enterprises, Inc.* 13,500 595,080
5,772,370
Materials - 8.16%
AdvanSix , Inc.* 74,200 1,990,044
Clearwater Paper Corp.* 66,700 2,509,254
Commercial Metals Co. 21,500 663,060
Innospec , Inc. 4,800 492,912
Koppers Holdings, Inc.* 24,600 855,096
Kraton Corp.* 17,900 654,961
Rayonier Advanced
Materials, Inc.* 117,400 1,064,818
Ryerson Holding Corp.* 135,100 2,302,104
SunCoke Energy, Inc. 250,500 1,756,005
TimkenSteel Corp.*+ 108,400 1,273,700
Verso Corp., Class A 19,400 283,046
13,845,000
Real Estate - 5.14%
Gladstone Land Corp. 52,300 957,090
Monmouth Real Estate
Investment Corp. 29,700 525,393
Physicians Realty Trust 106,500 1,881,855
Realogy Holdings Corp.*+ 75,300 1,139,289
Retail Opportunity
Investments Corp. 107,700 1,709,199
Terreno Realty Corp. 20,500 1,184,285
Universal Health Realty,
Income Trust 19,600 1,328,488
8,725,599
Utilities - 2.41%
Clearway Energy, Inc.,
Class C 58,800 1,654,632
Southwest Gas Holdings,
Inc. 35,500 2,439,205
4,093,837
TOTAL COMMON STOCKS - 97.21% 164,978,240
(Cost $147,875,153)

Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)
3
Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Industry Company Shares Value
.
Exchange Traded Fund - 0.67%
iShares Russell 2000
Value ETF+ 7,100 $ 1,132,237
TOTAL EXCHANGE TRADED FUND - 0.67% 1,132,237
(Cost $1,005,258)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 2.53%
Fidelity Investments Money
Market Government
Portfolio Class I 0.01% 4,289,010
4,289,010
TOTAL MONEY MARKET FUND - 2.53% 4,289,010
(Cost $4,289,010)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 2.59%
Fidelity Investments Money
Market Government
Portfolio Class I** 0.01% 4,387,020
4,387,020
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 2.59% 4,387,020
(Cost $4,387,020)
TOTAL INVESTMENTS
-
103.00%
$ 174,786,507
(Cost $157,556,441)
Liabilities in Excess of Other Assets - (3.00%) (5,084,276)
NET ASSETS - 100.00% $ 169,702,232
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2021.
^ Rate disclosed as of March 31, 2021.
+ This security or a portion of the security is out on loan as of
March 31, 2021. Total loaned securities had a value of
$11,466,373 as of March 31, 2021.
PLC - Public Limited Company
Summary of inputs used to value the Fund’s investments as of 3/31/2021 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 164,978,240 $ – $ – $ 164,978,240
Exchange
Traded Fund 1,132,237 – – 1,132,237
Money Market
Fund – 4,289,010 – 4,289,010
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending – 4,387,020 – 4,387,020
TOTAL
$166,110,477 $8,676,030 $– $174,786,507
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.